Stock Option and Incentive Plan (Details 3) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Assumptions used in calculating fair value of options
Risk-free interest rate	1.50%	1.98%	1.94%
Expected life of stock options (years)	4.50	4.32	4.46
Expected volatility	30.50%	31.50%	47.90%
Expected dividend yield
Fair value per option	$ 7.76	$ 7.66	$ 7.54